Common Stock Purchase Warrants (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 01, 2007
Common Stock Purchase Warrants [Abstract]
Gross proceeds from equity financing	$ 88,125	$ 8,500,000
Common stock price per share		$ 2.00
Number of common stock to be issued for each warrant exercised		0.5
Number of investment warrant issued	37,500	2,125,000
Warrants expiration date		Jan. 19, 2016
Warrants exercise price	$ 2.50	$ 2.50
Net proceeds from issuance of warrants	93,750	7,915,700
Offering cost of warrants		584,300
Fair value of warrants			1,546,050		1,546,050		937,000
Mark-to-market adjustment on warrant liability			$ 562,200	$ 632,475	$ (609,050)	$ 2,014,575	$ 2,038,000
Common Stock Purchase Warrants (Textual)
Number of stock reserved for issuance								3,000,000
Investor [Member]
Common Stock Purchase Warrants (Textual)
Number of stock reserved for issuance							4,250,000
Warrants expiration period		5 years
Placement Agent [Member]
Common Stock Purchase Warrants (Textual)
Number of stock reserved for issuance							255,000
Warrants expiration period		5 years